COMMON STOCK AND PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Common Stock Issued and Treasury Stock

A summary of changes in common stock issued and treasury stock is presented below.

	Common Stock	Treasury Stock
Balance at December 31, 2009	49,316,913	594,134
Issuance pursuant to stock option and stock-SARS plan	121,969	(547,253)
Awards of restricted stock	—	(14,390)
Issuance of deferred shares	6,468	(31,724)

Balance at December 31, 2010	49,445,350	767

Purchase of treasury stock	—	4,280,000
Issuance pursuant to stock option and stock-SARS plan	122,983	(178,352)
Awards of restricted stock	—	(12,384)
Issuance of deferred shares	17,865	(12,671)

Balance at December 31, 2011	49,586,198	4,077,360

Purchase of treasury stock	—	1,455,111
Issuance pursuant to stock option and stock-SARS plan	32,663	(842,746)
Awards of restricted stock	—	(10,683)
Issuance of deferred shares	—	(6,342)

Balance at December 31, 2012	49,618,861	4,672,700